FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT
Interest rate swap agreements

In February 2016, the Company entered into an interest rate swap with DNB whereby the floating interest on notional debt of $150.0 million was switched to a fixed rate. The contract had a forward start date of February 2019.

In March 2020, the Company entered into three interest rate swaps with DNB whereby the floating interest rate on notional debt totaling $250.0 million was switched to a fixed rate.

In April 2020, the Company entered into two interest rate swaps with Nordea whereby the floating interest rate on notional debt totaling $150.0 million was switched to a fixed rate.

Due to the discontinuance of LIBOR after June 30, 2023, the reference rate for our interest rate swaps, which are measured at fair value through profit or loss, has been transitioned from LIBOR to SOFR plus a CAS of 26 basis points which does not affect the accounting for these derivatives.

As of June 30, 2023, the Company recorded a derivative instruments receivable of $52.7 million (December 31, 2022: $54.0 million) and no derivative instrument payable (December 31, 2022: nil) in relation to these agreements. The Company recorded a gain on derivatives of $9.2 million in the six months ended June 30, 2023 (2022: gain of $33.8 million) in relation to these agreements.
The interest rate swaps are not designated as hedges and are summarized as of June 30, 2023 as follows:

Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
($000s)
150,000	February 2016	February 2026	2.1970%
100,000	March 2020	March 2027	0.9750%
50,000	March 2020	March 2027	0.6000%
100,000	March 2020	March 2025	0.9000%
100,000	April 2020	April 2027	0.5970%
50,000	April 2020	April 2025	0.5000%
550,000
Fair Values
The carrying value and estimated fair value of the Company's financial assets and liabilities as of June 30, 2023 and December 31, 2022 are as follows:

	2023		2022
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	52,704	52,704	53,993	53,993
Marketable securities	212,313	212,313	236,281	236,281
Financial assets not measured at fair value
Cash and cash equivalents	306,823	306,823	254,525	254,525
Receivables	133,406	133,406	139,467	139,467
Loan notes receivable	—	—	1,388	1,388
Financial liabilities not measured at fair value
Trade and other payables	63,404	63,404	81,533	81,533
Floating rate debt	2,241,261	2,241,261	2,201,543	2,201,543
Fixed rate debt	75,371	75,876	211,884	212,203

The estimated fair value of financial assets and liabilities as of June 30, 2023 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	52,704	—	52,704	—
Marketable securities	212,313	212,313	—	—
Financial assets not measured at fair value
Cash and cash equivalents	306,823	306,823	—	—
Financial liabilities not measured at fair value
Floating rate debt	2,241,261	—	2,241,261	—
Fixed rate debt	75,876	—	—	75,876

The estimated fair value of financial assets and liabilities as of December 31, 2022 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	53,993	—	53,993	—
Marketable securities	236,281	236,281	—	—
Financial assets not measured at fair value
Cash and cash equivalents	254,525	254,525	—	—
Loan notes receivable	1,388	—	1,388	—
Financial liabilities not measured at fair value
Floating rate debt	2,201,543	—	2,201,543	—
Fixed rate debt	212,203	—	—	212,203
Measurement of fair values

Valuation techniques and significant unobservable inputs

The following tables show the valuation techniques used in measuring Level 1, Level 2 and Level 3 fair values, as well as the significant unobservable inputs that were used.

Financial instruments measured at fair value
Type	Valuation Techniques	Significant unobservable inputs
Interest rate swaps	Fair value was determined based on the market value.	Not applicable.
Marketable securities	Fair value was determined based on the quoted price of the securities.	Not applicable.

Financial instruments not measured at fair value
Type	Valuation Techniques	Significant unobservable inputs
Floating rate debt	Discounted cash flow.	Not applicable.
Fixed rate debt	Discounted cash flow.	Discount rate.

Assets Measured at Fair Value on a Recurring Basis

The fair value (level 2) of interest rate swaps is the present value of the estimated future cash flows that the Company would receive or pay to terminate the agreements at the statement of financial position date, taking into account, as applicable, fixed interest rates on interest rate swaps, current interest rates, forward rate curves and the credit worthiness of both the Company and the derivative counterparty.

Marketable securities are listed equity securities for which the fair value as of the statement of financial position date is the aggregate market value based on quoted market prices (level 1).

There were no transfers between these levels in 2023 and 2022.

Financial risk management

In the course of its normal business, the Company is exposed to the following risks:
•Credit risk
•Liquidity risk
•Market risk (interest rate risk, foreign currency risk, and price risk)

The Company’s Board of Directors has overall responsibility for the establishment and oversight of the Company's risk management framework.

Capital management

We operate in a capital intensive industry and have historically financed our purchase of tankers and other capital expenditures through a combination of cash generated from operations, equity capital and borrowings from commercial banks. Our ability to generate adequate cash flows on a short and medium term basis depends substantially on the trading performance of our vessels in the market. Our funding and treasury activities are conducted within corporate policies to increase investment returns while maintaining appropriate liquidity for our requirements.
The Company’s objectives when managing capital are to:
•safeguard our ability to continue as a going concern, so that we can continue to provide returns for shareholders and benefits for other stakeholders, and
•maintain an optimal capital structure to reduce the cost of capital.

The Company's loan agreements contain loan-to-value clauses, which could require the Company to post additional collateral or prepay a portion of the outstanding borrowings should the value of the vessels securing borrowings under each of such agreements decrease below required levels. In addition, the loan agreements contain certain financial covenants, including the requirement to maintain a certain level of free cash, positive working capital and a value adjusted equity covenant. Failure to comply with any of the covenants in the loan agreements could result in a default, which would permit the lender to accelerate the maturity of the debt and to foreclose upon any collateral securing the debt.